Shareholder Report, Holdings (Details)	Dec. 31, 2024
Empower Lifetime 2015 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.45%
Empower Lifetime 2015 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.43%
Empower Lifetime 2015 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.24%
Empower Lifetime 2015 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.84%
Empower Lifetime 2015 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Lifetime 2015 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Lifetime 2015 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Lifetime 2015 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
Empower Lifetime 2015 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Empower Lifetime 2015 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower Lifetime 2015 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
Empower Lifetime 2015 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.23%
Empower Lifetime 2015 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.43%
Empower Lifetime 2015 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.16%
Empower Lifetime 2015 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
Empower Lifetime 2015 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Lifetime 2015 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
Empower Lifetime 2015 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.45%
Empower Lifetime 2015 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.43%
Empower Lifetime 2015 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.24%
Empower Lifetime 2015 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.84%
Empower Lifetime 2015 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Lifetime 2015 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Lifetime 2015 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Lifetime 2015 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
Empower Lifetime 2015 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Empower Lifetime 2015 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower Lifetime 2015 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
Empower Lifetime 2015 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.23%
Empower Lifetime 2015 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.43%
Empower Lifetime 2015 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.16%
Empower Lifetime 2015 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
Empower Lifetime 2015 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Lifetime 2015 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
Empower Lifetime 2015 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.45%
Empower Lifetime 2015 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.43%
Empower Lifetime 2015 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.24%
Empower Lifetime 2015 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.84%
Empower Lifetime 2015 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Lifetime 2015 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Lifetime 2015 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Lifetime 2015 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
Empower Lifetime 2015 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Empower Lifetime 2015 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower Lifetime 2015 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
Empower Lifetime 2015 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.23%
Empower Lifetime 2015 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.43%
Empower Lifetime 2015 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.16%
Empower Lifetime 2015 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
Empower Lifetime 2015 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Lifetime 2015 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
Empower Lifetime 2020 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.75%
Empower Lifetime 2020 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Lifetime 2020 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Empower Lifetime 2020 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.49%
Empower Lifetime 2020 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Lifetime 2020 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Lifetime 2020 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.41%
Empower Lifetime 2020 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Lifetime 2020 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Empower Lifetime 2020 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2020 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.88%
Empower Lifetime 2020 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.63%
Empower Lifetime 2020 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Lifetime 2020 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.96%
Empower Lifetime 2020 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.29%
Empower Lifetime 2020 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower Lifetime 2020 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Empower Lifetime 2020 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.75%
Empower Lifetime 2020 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Lifetime 2020 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Empower Lifetime 2020 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.49%
Empower Lifetime 2020 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Lifetime 2020 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Lifetime 2020 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.41%
Empower Lifetime 2020 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Lifetime 2020 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Empower Lifetime 2020 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2020 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.88%
Empower Lifetime 2020 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.63%
Empower Lifetime 2020 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Lifetime 2020 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.96%
Empower Lifetime 2020 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.29%
Empower Lifetime 2020 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower Lifetime 2020 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Empower Lifetime 2020 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.75%
Empower Lifetime 2020 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Lifetime 2020 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Empower Lifetime 2020 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.49%
Empower Lifetime 2020 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Lifetime 2020 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Lifetime 2020 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.41%
Empower Lifetime 2020 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Lifetime 2020 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Empower Lifetime 2020 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2020 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.88%
Empower Lifetime 2020 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.63%
Empower Lifetime 2020 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Lifetime 2020 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.96%
Empower Lifetime 2020 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.29%
Empower Lifetime 2020 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower Lifetime 2020 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Empower Lifetime 2025 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.13%
Empower Lifetime 2025 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2025 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.18%
Empower Lifetime 2025 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.37%
Empower Lifetime 2025 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Empower Lifetime 2025 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Lifetime 2025 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.61%
Empower Lifetime 2025 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Empower Lifetime 2025 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
Empower Lifetime 2025 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
Empower Lifetime 2025 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	41.49%
Empower Lifetime 2025 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.54%
Empower Lifetime 2025 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2025 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.31%
Empower Lifetime 2025 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.05%
Empower Lifetime 2025 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Lifetime 2025 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Lifetime 2025 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.13%
Empower Lifetime 2025 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2025 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.18%
Empower Lifetime 2025 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.37%
Empower Lifetime 2025 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Empower Lifetime 2025 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Lifetime 2025 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.61%
Empower Lifetime 2025 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Empower Lifetime 2025 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
Empower Lifetime 2025 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
Empower Lifetime 2025 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	41.49%
Empower Lifetime 2025 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.54%
Empower Lifetime 2025 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2025 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.31%
Empower Lifetime 2025 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.05%
Empower Lifetime 2025 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Lifetime 2025 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Lifetime 2025 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.13%
Empower Lifetime 2025 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2025 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.18%
Empower Lifetime 2025 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.37%
Empower Lifetime 2025 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Empower Lifetime 2025 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Lifetime 2025 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.61%
Empower Lifetime 2025 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Empower Lifetime 2025 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
Empower Lifetime 2025 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
Empower Lifetime 2025 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	41.49%
Empower Lifetime 2025 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.54%
Empower Lifetime 2025 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2025 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.31%
Empower Lifetime 2025 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.05%
Empower Lifetime 2025 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Lifetime 2025 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Lifetime 2030 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.59%
Empower Lifetime 2030 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Lifetime 2030 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.56%
Empower Lifetime 2030 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.57%
Empower Lifetime 2030 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Empower Lifetime 2030 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.19%
Empower Lifetime 2030 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
Empower Lifetime 2030 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.55%
Empower Lifetime 2030 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.05%
Empower Lifetime 2030 Fund - Institutional Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
Empower Lifetime 2030 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	36.07%
Empower Lifetime 2030 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.16%
Empower Lifetime 2030 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Lifetime 2030 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.51%
Empower Lifetime 2030 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Empower Lifetime 2030 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
Empower Lifetime 2030 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2030 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.59%
Empower Lifetime 2030 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Lifetime 2030 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.56%
Empower Lifetime 2030 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.57%
Empower Lifetime 2030 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Empower Lifetime 2030 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.19%
Empower Lifetime 2030 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
Empower Lifetime 2030 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.55%
Empower Lifetime 2030 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.05%
Empower Lifetime 2030 Fund - Investor Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
Empower Lifetime 2030 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	36.07%
Empower Lifetime 2030 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.16%
Empower Lifetime 2030 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Lifetime 2030 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.51%
Empower Lifetime 2030 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Empower Lifetime 2030 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
Empower Lifetime 2030 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2030 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.59%
Empower Lifetime 2030 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Lifetime 2030 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.56%
Empower Lifetime 2030 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.57%
Empower Lifetime 2030 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Empower Lifetime 2030 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.19%
Empower Lifetime 2030 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
Empower Lifetime 2030 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.55%
Empower Lifetime 2030 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.05%
Empower Lifetime 2030 Fund - Service Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
Empower Lifetime 2030 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	36.07%
Empower Lifetime 2030 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.16%
Empower Lifetime 2030 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Lifetime 2030 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.51%
Empower Lifetime 2030 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Empower Lifetime 2030 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
Empower Lifetime 2030 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2035 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.11%
Empower Lifetime 2035 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Empower Lifetime 2035 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.23%
Empower Lifetime 2035 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
Empower Lifetime 2035 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2035 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.21%
Empower Lifetime 2035 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Empower Lifetime 2035 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Empower Lifetime 2035 Fund - Institutional Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
Empower Lifetime 2035 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2035 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	28.02%
Empower Lifetime 2035 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.69%
Empower Lifetime 2035 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.11%
Empower Lifetime 2035 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.77%
Empower Lifetime 2035 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.48%
Empower Lifetime 2035 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.51%
Empower Lifetime 2035 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.42%
Empower Lifetime 2035 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.11%
Empower Lifetime 2035 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Empower Lifetime 2035 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.23%
Empower Lifetime 2035 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
Empower Lifetime 2035 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2035 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.21%
Empower Lifetime 2035 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Empower Lifetime 2035 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Empower Lifetime 2035 Fund - Investor Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
Empower Lifetime 2035 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2035 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	28.02%
Empower Lifetime 2035 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.69%
Empower Lifetime 2035 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.11%
Empower Lifetime 2035 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.77%
Empower Lifetime 2035 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.48%
Empower Lifetime 2035 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.51%
Empower Lifetime 2035 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.42%
Empower Lifetime 2035 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.11%
Empower Lifetime 2035 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Empower Lifetime 2035 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.23%
Empower Lifetime 2035 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
Empower Lifetime 2035 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2035 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.21%
Empower Lifetime 2035 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Empower Lifetime 2035 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Empower Lifetime 2035 Fund - Service Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
Empower Lifetime 2035 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2035 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	28.02%
Empower Lifetime 2035 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.69%
Empower Lifetime 2035 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.11%
Empower Lifetime 2035 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.77%
Empower Lifetime 2035 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.48%
Empower Lifetime 2035 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.51%
Empower Lifetime 2035 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.42%
Empower Lifetime 2040 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
Empower Lifetime 2040 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.81%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.82%
Empower Lifetime 2040 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.22%
Empower Lifetime 2040 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.58%
Empower Lifetime 2040 Fund - Institutional Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Lifetime 2040 Fund - Institutional Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower Lifetime 2040 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Lifetime 2040 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	19.07%
Empower Lifetime 2040 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.14%
Empower Lifetime 2040 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower Lifetime 2040 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.48%
Empower Lifetime 2040 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.84%
Empower Lifetime 2040 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
Empower Lifetime 2040 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.64%
Empower Lifetime 2040 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
Empower Lifetime 2040 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.81%
Empower Lifetime 2040 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.82%
Empower Lifetime 2040 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.22%
Empower Lifetime 2040 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.58%
Empower Lifetime 2040 Fund - Investor Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Empower Lifetime 2040 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
Empower Lifetime 2040 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Lifetime 2040 Fund - Investor Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower Lifetime 2040 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Lifetime 2040 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	19.07%
Empower Lifetime 2040 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.14%
Empower Lifetime 2040 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower Lifetime 2040 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.48%
Empower Lifetime 2040 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.84%
Empower Lifetime 2040 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
Empower Lifetime 2040 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.64%
Empower Lifetime 2040 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
Empower Lifetime 2040 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.81%
Empower Lifetime 2040 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.82%
Empower Lifetime 2040 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.22%
Empower Lifetime 2040 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.58%
Empower Lifetime 2040 Fund - Service Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Empower Lifetime 2040 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
Empower Lifetime 2040 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Lifetime 2040 Fund - Service Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower Lifetime 2040 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Lifetime 2040 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	19.07%
Empower Lifetime 2040 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.14%
Empower Lifetime 2040 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower Lifetime 2040 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.48%
Empower Lifetime 2040 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.84%
Empower Lifetime 2040 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
Empower Lifetime 2040 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.64%
Empower Lifetime 2045 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.81%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.16%
Empower Lifetime 2045 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Empower Lifetime 2045 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.06%
Empower Lifetime 2045 Fund - Institutional Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Empower Lifetime 2045 Fund - Institutional Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2045 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Lifetime 2045 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
Empower Lifetime 2045 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.95%
Empower Lifetime 2045 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Empower Lifetime 2045 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Lifetime 2045 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.46%
Empower Lifetime 2045 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Empower Lifetime 2045 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.68%
Empower Lifetime 2045 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.71%
Empower Lifetime 2045 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.81%
Empower Lifetime 2045 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.16%
Empower Lifetime 2045 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Empower Lifetime 2045 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.06%
Empower Lifetime 2045 Fund - Investor Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
Empower Lifetime 2045 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Empower Lifetime 2045 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Empower Lifetime 2045 Fund - Investor Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2045 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Lifetime 2045 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
Empower Lifetime 2045 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.95%
Empower Lifetime 2045 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Empower Lifetime 2045 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Lifetime 2045 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.46%
Empower Lifetime 2045 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Empower Lifetime 2045 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.68%
Empower Lifetime 2045 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.71%
Empower Lifetime 2045 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.81%
Empower Lifetime 2045 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.16%
Empower Lifetime 2045 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Empower Lifetime 2045 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.06%
Empower Lifetime 2045 Fund - Service Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
Empower Lifetime 2045 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Empower Lifetime 2045 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Empower Lifetime 2045 Fund - Service Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2045 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Lifetime 2045 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
Empower Lifetime 2045 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.95%
Empower Lifetime 2045 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Empower Lifetime 2045 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Lifetime 2045 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.46%
Empower Lifetime 2045 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Empower Lifetime 2045 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.68%
Empower Lifetime 2045 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.71%
Empower Lifetime 2050 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	15.04%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.99%
Empower Lifetime 2050 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.88%
Empower Lifetime 2050 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.17%
Empower Lifetime 2050 Fund - Institutional Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.59%
Empower Lifetime 2050 Fund - Institutional Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Lifetime 2050 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
Empower Lifetime 2050 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
Empower Lifetime 2050 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.24%
Empower Lifetime 2050 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.03%
Empower Lifetime 2050 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower Lifetime 2050 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Empower Lifetime 2050 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
Empower Lifetime 2050 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.77%
Empower Lifetime 2050 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.41%
Empower Lifetime 2050 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	15.04%
Empower Lifetime 2050 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.99%
Empower Lifetime 2050 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.88%
Empower Lifetime 2050 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.17%
Empower Lifetime 2050 Fund - Investor Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Empower Lifetime 2050 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Empower Lifetime 2050 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.59%
Empower Lifetime 2050 Fund - Investor Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Lifetime 2050 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
Empower Lifetime 2050 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
Empower Lifetime 2050 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.24%
Empower Lifetime 2050 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.03%
Empower Lifetime 2050 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower Lifetime 2050 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Empower Lifetime 2050 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
Empower Lifetime 2050 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.77%
Empower Lifetime 2050 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.41%
Empower Lifetime 2050 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	15.04%
Empower Lifetime 2050 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.99%
Empower Lifetime 2050 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.88%
Empower Lifetime 2050 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.17%
Empower Lifetime 2050 Fund - Service Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Empower Lifetime 2050 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Empower Lifetime 2050 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.59%
Empower Lifetime 2050 Fund - Service Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Lifetime 2050 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
Empower Lifetime 2050 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
Empower Lifetime 2050 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.24%
Empower Lifetime 2050 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.03%
Empower Lifetime 2050 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower Lifetime 2050 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Empower Lifetime 2050 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
Empower Lifetime 2050 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.77%
Empower Lifetime 2050 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.41%
Empower Lifetime 2055 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.76%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.41%
Empower Lifetime 2055 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.72%
Empower Lifetime 2055 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.04%
Empower Lifetime 2055 Fund - Institutional Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.33%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
Empower Lifetime 2055 Fund - Institutional Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.42%
Empower Lifetime 2055 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
Empower Lifetime 2055 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.38%
Empower Lifetime 2055 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
Empower Lifetime 2055 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.55%
Empower Lifetime 2055 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
Empower Lifetime 2055 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.59%
Empower Lifetime 2055 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.66%
Empower Lifetime 2055 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Empower Lifetime 2055 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.84%
Empower Lifetime 2055 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.76%
Empower Lifetime 2055 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.41%
Empower Lifetime 2055 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.72%
Empower Lifetime 2055 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.04%
Empower Lifetime 2055 Fund - Investor Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.33%
Empower Lifetime 2055 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Empower Lifetime 2055 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
Empower Lifetime 2055 Fund - Investor Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.42%
Empower Lifetime 2055 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
Empower Lifetime 2055 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.38%
Empower Lifetime 2055 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
Empower Lifetime 2055 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.55%
Empower Lifetime 2055 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
Empower Lifetime 2055 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.59%
Empower Lifetime 2055 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.66%
Empower Lifetime 2055 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Empower Lifetime 2055 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.84%
Empower Lifetime 2055 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.76%
Empower Lifetime 2055 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.41%
Empower Lifetime 2055 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.72%
Empower Lifetime 2055 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.04%
Empower Lifetime 2055 Fund - Service Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.33%
Empower Lifetime 2055 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Empower Lifetime 2055 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
Empower Lifetime 2055 Fund - Service Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.42%
Empower Lifetime 2055 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
Empower Lifetime 2055 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.38%
Empower Lifetime 2055 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
Empower Lifetime 2055 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.55%
Empower Lifetime 2055 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
Empower Lifetime 2055 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.59%
Empower Lifetime 2055 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.66%
Empower Lifetime 2055 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Empower Lifetime 2055 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.84%
Empower Lifetime 2060 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.31%
Empower Lifetime 2060 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Empower Lifetime 2060 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.48%
Empower Lifetime 2060 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.82%
Empower Lifetime 2060 Fund - Institutional Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Lifetime 2060 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.79%
Empower Lifetime 2060 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Lifetime 2060 Fund - Institutional Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Lifetime 2060 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.68%
Empower Lifetime 2060 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.67%
Empower Lifetime 2060 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.75%
Empower Lifetime 2060 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.72%
Empower Lifetime 2060 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
Empower Lifetime 2060 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Empower Lifetime 2060 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.28%
Empower Lifetime 2060 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Lifetime 2060 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.18%
Empower Lifetime 2060 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.31%
Empower Lifetime 2060 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Empower Lifetime 2060 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.48%
Empower Lifetime 2060 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.82%
Empower Lifetime 2060 Fund - Investor Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Lifetime 2060 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.79%
Empower Lifetime 2060 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Lifetime 2060 Fund - Investor Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Lifetime 2060 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.68%
Empower Lifetime 2060 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.67%
Empower Lifetime 2060 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.75%
Empower Lifetime 2060 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.72%
Empower Lifetime 2060 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
Empower Lifetime 2060 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Empower Lifetime 2060 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.28%
Empower Lifetime 2060 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Lifetime 2060 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.18%
Empower Lifetime 2060 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.31%
Empower Lifetime 2060 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Empower Lifetime 2060 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.48%
Empower Lifetime 2060 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.82%
Empower Lifetime 2060 Fund - Service Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Lifetime 2060 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.79%
Empower Lifetime 2060 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Lifetime 2060 Fund - Service Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Lifetime 2060 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.68%
Empower Lifetime 2060 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.67%
Empower Lifetime 2060 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.75%
Empower Lifetime 2060 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.72%
Empower Lifetime 2060 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
Empower Lifetime 2060 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Empower Lifetime 2060 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.28%
Empower Lifetime 2060 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Lifetime 2060 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.18%